Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
	2020	2019
	(U.S. $ in millions)

Balance at January 1,	$385,658	$385,849
Goodwill acquired	35,694	-
Goodwill impairment charges	(386,154)	-
Currency translation adjustments and disposition	496	(191)
Balance at December 31,	$35,694	$385,658